Nature and Continuance of Operations (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
SignificantAccountingPracticesLineItems [Line Items]
Aggregate proceeds from issuance of shares and warrants	$ 8,192
Proceeds from exercise of share purchase options and warrants	2,656
Cash and cash equivalents	14,872		$ 14,872	$ 67,158	$ 7,196
Net loss	15,957		15,957	64,865
Retained earnings deficit	(486,913)		$ (486,913)	(470,971)
Net proceeds from bought deal financing				$ 45,887
Proceeds from private placement	$ 3,242
U.S. $ [Member]
SignificantAccountingPracticesLineItems [Line Items]
Net proceeds from bought deal financing		$ 11,500
Proceeds from private placement		$ 2,412